Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	impv_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED MAY 1, 2012 OF

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

CLASS I AND CLASS II

The following is added to the end of the section labeled “Performance” in the fund’s Summary Prospectus and Prospectus:

Effective on or about June 1, 2012, the fund’s primary benchmark will be the Russell 1000 Value Index.

Legg Mason ClearBridge Variable Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	impv_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED MAY 1, 2012 OF

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

CLASS I AND CLASS II

The following is added to the end of the section labeled “Performance” in the fund’s Summary Prospectus and Prospectus:

Effective on or about June 1, 2012, the fund’s primary benchmark will be the Russell 1000 Value Index.